Cover	May 05, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2025
Entity File Number	001-36305
Entity Registrant Name	SEMLER SCIENTIFIC, INC.
Entity Central Index Key	0001554859
Entity Tax Identification Number	26-1367393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	51 E Campbell Ave
Entity Address, Address Line Two	Suite 107-D
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	877
Local Phone Number	774-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SMLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2340-2348 Walsh Avenue
Entity Address, Address Line Two	Suite 2344
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA